Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Property and equipment, useful life [Table Text Block]	Estimated useful lives are typically as follows:

Building	40 years
Machinery and equipment	3-5 years
Furniture and fixtures	5 years
Computer equipment and software	1-5 years